UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:   BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$116,176,116
Total Investments (Cost — $82,791,040) — 100.1%	116,176,116
Liabilities in Excess of Other Assets — (0.1)%	(119,671)

Net Assets — 100.0%	$116,056,445

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $116,176,116 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2017, certain investments of Fund were fair valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2017	1

Schedule of Investments May 31, 2017 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 4.6%
Bank of America Corp.	110,912	$2,485,538
First Republic Bank	16,261	1,497,638
SVB Financial Group (a)	7,799	1,329,730

		5,312,906
Beverages — 2.8%
Constellation Brands, Inc., Class A	17,720	3,238,330
Biotechnology — 5.5%
Alexion Pharmaceuticals, Inc. (a)	28,342	2,778,366
Biogen, Inc. (a)	7,982	1,977,700
Celgene Corp. (a)	13,810	1,580,002

		6,336,068
Building Products — 0.8%
JELD-WEN Holding, Inc. (a)	31,742	991,620
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B (a)	12,622	2,086,164
Diversified Telecommunication Services — 1.3%
Zayo Group Holdings, Inc. (a)	45,895	1,475,983
Electrical Equipment — 1.9%
Acuity Brands, Inc. (b)	13,478	2,195,701
Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc.	2,439	1,075,623
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp. (a)	53,088	1,434,969
Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc.	28,215	4,942,704
Hotels, Restaurants & Leisure — 1.9%
Domino’s Pizza, Inc.	10,511	2,225,389
Internet & Direct Marketing Retail — 15.0%
Amazon.com, Inc. (a)	10,386	10,330,123
Netflix, Inc. (a)	20,847	3,399,520
Priceline Group, Inc. (a)	2,000	3,754,180

		17,483,823
Internet Software & Services — 14.9%
Alibaba Group Holding Ltd. — ADR (a)	10,369	1,269,788
Alphabet, Inc., Class A (a)	8,207	8,101,048
Facebook, Inc., Class A (a)	27,168	4,114,865
Tencent Holdings Ltd.	112,000	3,849,146

		17,334,847
IT Services — 5.6%
FleetCor Technologies, Inc. (a)	4,017	579,613
Global Payments, Inc.	19,992	1,831,467
Visa, Inc., Class A	43,595	4,151,552

		6,562,632

Common Stocks	Shares	Value
Media — 1.7%
Madison Square Garden Co., Class A (a)(b)	9,918	$1,938,076
Pharmaceuticals — 1.5%
Zoetis, Inc.	27,564	1,716,686
Professional Services — 2.2%
Equifax, Inc.	18,688	2,556,518
Semiconductors & Semiconductor Equipment — 4.9%
ASML Holding NV, Registered Shares (b)	12,997	1,715,474
Broadcom Ltd.	5,031	1,204,824
NVIDIA Corp.	7,202	1,039,609
Teradyne, Inc.	49,196	1,748,918

		5,708,825
Software — 13.5%
Activision Blizzard, Inc.	38,593	2,260,778
Adobe Systems, Inc. (a)	8,963	1,271,491
Autodesk, Inc. (a)	23,551	2,632,295
Microsoft Corp.	83,096	5,803,425
Snap, Inc. (a)(b)	39,145	830,266
Zendesk, Inc. (a)	111,836	2,905,499

		15,703,754
Specialty Retail — 3.8%
Home Depot, Inc.	17,200	2,640,372
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,683	1,732,406

		4,372,778
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	16,862	2,575,839
BlackBerry Ltd. (a)(b)	149,156	1,576,579

		4,152,418
Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B	47,704	2,527,835
Total Common Stocks — 95.9%		111,373,649

Preferred Stocks
Internet Software & Services — 3.1%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102) (a)(c)(d)	64,404	3,641,402
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(c)(d)	97,563	789,285
Total Preferred Stocks — 3.8%		4,430,687
Total Long-Term Investments (Cost — $82,419,207) — 99.7%		115,804,336

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2017	1

Schedule of Investments (continued)	Master Focus Growth LLC

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (e)(f)	208,608	$208,608
SL Liquidity Series, LLC, Money Market Series, 1.09% (e)(f)(g)	4,853,698	4,854,669
Total Short-Term Securities (Cost — $5,063,319) — 4.3%		5,063,277

Value
Total Investments (Cost — $87,482,526*) — 104.0%	$120,867,613
Liabilities in Excess of Other Assets — (4.0)%	(4,691,497)

Net Assets — 100.0%	$116,176,116

Notes to Schedule of Investments

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$87,683,560

Gross unrealized appreciation	$34,892,106
Gross unrealized depreciation	(1,708,053)

Net unrealized appreciation	$33,184,053

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $4,430,687, representing 3.8% of its net assets as of period end, and an original cost of $1,597,163.

(e)	Current yield as of period end.

(f)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	208,608	208,608	$ 208,608	$3,067		—	—
SL Liquidity Series, LLC Money Market Series	—	4,853,698	4,853,698	4,854,669	8,539	[2]	$13	$(42)
Total				$5,063,277	$11,606		$13	$(42)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

2	BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2017

Schedule of Investments (continued)	Master Focus Growth LLC

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Banks	$5,312,906	—	—	$5,312,906
Beverages	3,238,330	—	—	3,238,330
Biotechnology	6,336,068	—	—	6,336,068
Building Products	991,620	—	—	991,620
Diversified Financial Services	2,086,164	—	—	2,086,164
Diversified Telecommunication Services	1,475,983	—	—	1,475,983
Electrical Equipment	2,195,701	—	—	2,195,701
Equity Real Estate Investment Trusts (REITs)	1,075,623	—	—	1,075,623
Health Care Equipment & Supplies	1,434,969	—	—	1,434,969
Health Care Providers & Services	4,942,704	—	—	4,942,704
Hotels, Restaurants & Leisure	2,225,389	—	—	2,225,389
Internet & Direct Marketing Retail	17,483,823	—	—	17,483,823
Internet Software & Services	13,485,701	$3,849,146	—	17,334,847
IT Services	6,562,632	—	—	6,562,632
Media	1,938,076	—	—	1,938,076
Pharmaceuticals	1,716,686	—	—	1,716,686
Professional Services	2,556,518	—	—	2,556,518
Semiconductors & Semiconductor Equipment	5,708,825	—	—	5,708,825
Software	15,703,754	—	—	15,703,754
Specialty Retail	4,372,778	—	—	4,372,778
Technology Hardware, Storage & Peripherals	4,152,418	—	—	4,152,418
Textiles, Apparel & Luxury Goods	2,527,835	—	—	2,527,835
Preferred Stocks:
Internet Software & Services	—	—	$3,641,402	3,641,402
Software	—	—	789,285	789,285
Short-Term Securities	208,608	—	—	208,608

Subtotal	$107,733,111	$3,849,146	$4,430,687	$116,012,944

Investments Valued at NAV[1]				4,854,669

Total Investments				$120,867,613

[1]

As of May 31, 2017, certain investments of the Master LLC were fair valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2017	3

Schedule of Investments (concluded)	Master Focus Growth LLC

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2016	$4,036,611
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	394,076
Purchases	—
Sales	—

Closing Balance, as of May 31, 2017	$4,430,687

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[1]	$394,076

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$4,430,687	Market	Revenue Multiple[1]	11.00x - 12.00x	11.82x
			Revenue Growth Rate[1]	133.00%	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 24, 2017